Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

May 2, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Variable Trust (the “Trust”)
      Post-Effective Amendment No. 42 to Registration Statement
       No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the funds listed in Exhibit A, the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 42 to Registration Statement No. 333-74283/811-09255) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 26, 2016.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle
Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo VT Discovery Fund

Wells Fargo VT Index Asset Allocation Fund

Wells Fargo VT International Equity Fund

Wells Fargo VT Omega Growth Fund

Wells Fargo VT Opportunity Fund

Wells Fargo VT Small Cap Growth Fund